Document and Entity Information	Sep. 01, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	MEDALLION FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001000209
Document Type	8-K
Document Period End Date	Sep. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37747
Entity Tax Identification Number	04-3291176
Entity Address, Address Line One	437 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	328-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFIN
Security Exchange Name	NASDAQ
Nine Point Zero Zero Zero Percentage Senior Notes Due Twenty Twenty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.000% Senior Notes due 2021
Trading Symbol	MFINL
Security Exchange Name	NASDAQ